Related Parties - Summary of Amount Due from Related Parties (Details)	Feb. 29, 2020 USD ($)
Amount due from related parties
Amount due from related parties	$ 5,361,593
Parent | Symphonia Strategic Opportunities Limited
Amount due from related parties
Amount due from related parties	279
Subsidiaries | Antanium Global Pte Ltd
Amount due from related parties
Amount due from related parties	261,120
Subsidiaries | Antanium Holdings Pte Ltd
Amount due from related parties
Amount due from related parties	100
Subsidiaries | Antanium Resources Pte Ltd
Amount due from related parties
Amount due from related parties	$ 5,100,094